SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash at bank and term deposits are deposited in financial institutions

	As of December 31,
	2017	2018
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	51,157,225	145,529,365
—Denominated in USD	23,525,190	155,583,394
—Denominated in EUR	257	—
Total cash balances held at mainland PRC financial institutions	74,682,672	301,112,759

Financial institutions in the United States
—Denominated in USD	37,307,479	4,038,742
Total cash balances held at the United States financial institutions	37,307,479	4,038,742

Financial institutions in the Hong Kong S.A.R.
—Denominated in USD	—	263,588,286

Total cash balances held at the Hong Kong S.A.R. financial institutions	—	263,588,286
Total cash balances held at financial institutions	111,990,151	568,739,787

Schedule of estimated useful lives of property and equipment

Machinery and equipment	3 ~ 10 years
Furniture	3 years
Leasehold improvements	3 years
Office and electronic equipment	2 ~ 5 years
Motor vehicles	4 years

Schedule of concentration of customers and suppliers

	For the Year ended December 31,
	2016		2017		2018
	RMB	%	RMB	%	RMB	%
Supplier F	*	*	*	*	193,555,999	15%
Supplier A	51,368,000	12%	187,065,077	21%	150,385,652	12%
Supplier B	61,900,615	14%	152,966,930	18%	*	*
Supplier C	60,072,473	14%	*	*	*	*

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2017		2018
	RMB	%	RMB	%
Customer Y	3,904,087	32%	45,980,177	84%
Customer Z	1,471,144	12%	*	*

Customers accounting for 10% or more of advances from customers are as follows:

	As of December 31,
	2017		2018
	RMB	%	RMB	%
Customer V	9,021,739	19%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2017		2018
	RMB	%	RMB	%
Supplier E	*	*	26,483,893	11%
Supplier F	*	*	25,702,037	10%
Supplier B	17,048,400	14%	*	*
Supplier D	12,623,108	10%	*	*
*	The amount was less than 10% of total balance.